Note 6 - Share Capital (Detail) - Location Of Expenses for Stock-Based Compensation (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research, development, collaborations and contracts expenses	18,031,718	19,898,969	22,133,983
General and administrative expenses	8,135,528	6,312,487	4,780,745
Total	981,656	626,119	650,620
2007 Plan And 2011 Plan [Member]
Research, development, collaborations and contracts expenses	771,869	494,634	533,508
General and administrative expenses	209,787	131,485	117,112